Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Committee has adopted a Long-Term Incentive Awards Policy that details the policies and procedures we use to grant stock options, RSUs, PSUs and other share-based awards. The policy covers, among other topics: who has the authority to make grants; when grants may be made and when they become effective; required documentation; and our policy for making grants when the Committee or our CEO is aware of material nonpublic information about us or our securities. In order to eliminate the opportunity to manipulate the timing of equity awards based on either positive or negative nonpublic material information and to provide our shareholders with clearer and more candid disclosure about our timing of equity award grants, the policy establishes a fixed schedule of the permissible dates for the grant of equity awards.

Furthermore, the policy provides that the Committee and our Chairman and Chief Executive Officer will make grants to be effective as of the scheduled permissible grant dates regardless of whether they are aware of either positive or negative nonpublic material information about Ameriprise Financial or our securities at the time that they approve the grants. A copy of this policy is available on our website on the Governance Overview page at ir.ameriprise.com. That site also includes an expected schedule of equity award grant dates for 2026, and we plan to update for future years’ grant date schedules. The Committee adopted the policy to document in one place the practices and procedures to be followed in making equity grants, and to provide transparency to our shareholders concerning our grant practices.

The Committee does not consider gains or losses from long-term and equity incentive awards made in prior years, such as stock option exercises and RSU vesting, in determining new incentive awards. The Committee believes that reducing or limiting current stock option grants, RSUs or other forms of compensation because of prior gains realized by an executive officer would unfairly penalize the officer for high past performance and reduce the motivation for continued high achievement.

Award Timing Method	The policy covers, among other topics: who has the authority to make grants; when grants may be made and when they become effective; required documentation; and our policy for making grants when the Committee or our CEO is aware of material nonpublic information about us or our securities. In order to eliminate the opportunity to manipulate the timing of equity awards based on either positive or negative nonpublic material information and to provide our shareholders with clearer and more candid disclosure about our timing of equity award grants, the policy establishes a fixed schedule of the permissible dates for the grant of equity awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Furthermore, the policy provides that the Committee and our Chairman and Chief Executive Officer will make grants to be effective as of the scheduled permissible grant dates regardless of whether they are aware of either positive or negative nonpublic material information about Ameriprise Financial or our securities at the time that they approve the grants.